Transactions with Parties-in-Interest (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Accounting Policy [Line Items]
Party-in-Interest Transactions	As of December 31, 2025 and 2024, the Plan held certain securities issued by the Company as follows:

	December 31, 2025		December 31, 2024
	Number of Shares	Fair Value	Number of Shares	Fair Value
CONMED Corporation
Common Stock	61,362	$2,491,300	71,394	$4,886,191